Note 17 - Income Taxes - Reconciliation Between Tax Expense (Recovery) and Accounting Income (Loss) (Details) (Parentheticals)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Statutory tax rate	26.50%	26.50%